INCOME TAX EXPENSE	12 Months Ended
Aug. 31, 2019
INCOME TAX EXPENSE
INCOME TAX EXPENSE

17.     INCOME TAX EXPENSE

Income tax expense consists of the following:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense:
The PRC	39,995	60,278	73,142
Canada	—	170	—
Hong Kong	—	243	11,225
The US	—	—	379
The UK	—	—	411
Deferred income tax expense:
PRC	975	6,599	(3,446)
Canada	—	92	(144)
The US	—	—	(514)
The UK	—	—	(473)
Total income tax expense:	40,970	67,382	80,580

Cayman Islands

The Company and Impetus are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and Impetus are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The US

Can-achieve Global Education, Inc. (Los Angeles), Cambridge Education Group Holding Inc.(US) and its subsidiaries are located in US and are subject to an income tax rate of 21% for taxable income earned in the US. No provision for US profits tax has been made in the combined and consolidated financial statements as it has no assessable income for the year ended August 31, 2019.

The UK

The Company's subsidiaries operating in UK are subjected to income tax rate at 19%.

Canada

Can-Achieve International Education Limited (Vancouver) operating in Vancouver , Can-Achieve Academy Limited and CEG Holdings Canada Inc. and its subsidiaries operating in Toronto are subject to income tax rate ranging from 26% to 26.5% according to the province tax rates.

Hong Kong

The provision for current income taxes of the Company’s subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the years ended August 31, 2019.

The PRC

The subsidiaries and VIEs incorporated in the PRC were generally subject to a corporate income tax rate of 25%.

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), consolidated the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions.

Zhuhai Bright Scholar is a company registered in Hengqin New Area whose main business, providing outsourcing consulting services, falls within the preferential enterprise income tax (“EIT”) catalogue of Hengqin New Area in Zhuhai and whose revenue derived from its main business accounts for more than 70% of its total revenues. Zhuhai Bright Scholar was classified as a domestically-owned enterprise in Hengqin New Area, Zhuhai in an encouraged industry sector, and was approved by the PRC tax authorities to enjoy a preferential EIT rate of 15% from January 24, 2017 (date of incorporation). If Zhuhai Bright Scholar continues to meet the relevant requirements, it may be eligible for the preferential EIT rate for the following years until December 31, 2020.

Companies in the PRC qualified as "small-scaled minimal profit enterprise" under the EIT law were entitled to a preferential tax rate. Hubei Sannew Education Development Co., Ltd., Wuhan Mierdun Education Technology Co., Ltd.,  Zhengzhou Dahua Education Consulting Co., Ltd, Heze Qiqiaoban Education Technoly Limited and six kindergartens in Shandong-based Qiqiaoban Group was entitled to preferential rate of 5% or 10%.

Chengdu Yinzhe Education and Technology Co., Ltd. and Chengdu Laizhe Education and Technology Co., Ltd. established in the westward development area of the PRC were subject to preferential tax rate of 15% of taxable profit for the period from the acquisition date of Chengdu Yinzhe, December 1, 2018 to August 31, 2019.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax assets and liabilities were as follows:

	As of August 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	36,293	54,697
Others	—	5,409
Less: valuation allowance	18,164	29,773
Total deferred tax assets	18,129	30,333
Deferred tax liabilities:
Intangible assets	17,067	53,689
Total deferred tax liabilities	17,067	53,689

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Beginning balance	11,250	12,283	18,164
Additions from acquisition	—	370	—
Additions	4,836	8,963	14,025
Reversal	(3,257)	(3,395)	(2,268)
Expired	(546)	(57)	(148)
Ending balance	12,283	18,164	29,773

As of August 31, 2017, 2018 and 2019, the tax loss carry-forward in the PRC amounted to RMB 150,480, RMB 143,424 and RMB 179,400, respectively which would expire by the end of calendar year 2022,  2023 and 2024. During the year ended August 31, 2019, the Group acquired an international education services provider with the accumulated tax loss carry-forward of approximately RMB 37,452 in the UK and the US, which can be carried forward indefinitely to offset future taxable income. The Group operates its business through its subsidiaries, its VIEs, and other affiliated companies under common control with BGY Education Investment. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and other affiliated companies under common control with BGY Education Investment may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB 12,283, RMB 18,164 and RMB 29,773 had been established as of August 31, 2017, 2018 and 2019, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that considered to be indefinitely reinvested and thus would not be subject to income tax.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in combine and consolidated financial statements for the years ended August 31, 2017, 2018 and 2019. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2019, the Group is subject to examination of the PRC tax authorities.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in year 2017, 2018 and 2019 to income before income taxes and the actual provision for income tax were as follows:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income before provision for income tax	232,779	316,325	333,577
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	58,195	79,081	83,394
Effect of expenses that are not deductible in determining taxable profit	265	8,238	13,481
Unrecognized tax losses	4,836	8,963	14,025
Utilization of tax losses previously not recognized	(3,257)	(3,395)	(2,268)
Expiration of tax losses previously recognized	898	—	—
Utilization of tax losses against pre-acquisition profits	—	—	8,837
Effect of income tax rate difference in other jurisdiction	(19,967)	(25,497)	(36,889)
Others	—	(8)	—
Income tax expense recognized in profit or loss	40,970	67,382	80,580

If the tax holidays granted to certain schools and entities of the Group were not available, the Group's income tax expense would have increased by RMB 19,967, RMB 25,497 and RMB 33,127 for the years ended August 31, 2017, 2018 and 2019, respectively. The basic net earnings per share attributable to the Company would decrease by RMB 0.19, RMB 0.21 and RMB 0.27 for the years ended August 31, 2017, 2018 and 2019, respectively.